BUSINESS COMBINATIONS - Schedule of preliminary allocation prepared by Company and resulting goodwill (Details) - Avon Products, Inc - BRL (R$) R$ in Thousands		Dec. 31, 2020		Jan. 03, 2020
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Total estimated consideration to be transferred		R$ 13,366,114		R$ 13,366,114	[1]
Fair value of acquired assets:
Cash and cash equivalent				2,636,108
Trade receivable	[2]			1,135,269
Inventories				1,919,683
Other current assets				1,031,136
Non-current assets held for sale				199,050
Property, plant and equipment				2,912,482
Deferred income tax and social contribution				667,034
Right of use	[3]			564,669
Other non-current assets				475,096
Judicial deposits				283,885
Recoverable taxes				531,930
Employee benefit plan (other assets)				553,297
Intangible		5,846,812	[4]	5,846,812	[5]
Fair value of liabilities assumed:
Borrowings, financing and debentures				7,256,583
Trade payable				2,915,418
Salaries, profit sharing and social charges				621,203
Dividends and interest on equity payable				405,916
Derivative financial instruments				15,518
Operating expenses accruals				999,653
Provision for restructuring (other liabilities)				152,896
Lease liabilities				777,200
Tax liabilities				341,258
Income tax and social contribution				30,068
Provision for tax, civil and labor risks		1,693,096	[6]	1,693,096	[7]
Liabilities from discontinued operations (other liabilities)				64,844
Deferred income tax and social contribution (6)		592,534	[8]	592,534	[9]
Other liabilities				1,007,623
Total identifiable net assets at fair value		1,882,641		1,882,641
Non-controlling interest		27,555		27,555
Goodwill arising on acquisition		R$ 11,511,028		R$ 11,511,028	[10]

[1]	Refers to the fair value of the acquired shares, which is the amount disbursed on the shares exchange.
[2]	The fair value of the trade receivable amounts to R$ 1,135,269 and is equivalent to it carrying amount and, it is expected that the carrying amount can be collected.
[3]	The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable terms of the lease relative to market terms.
[4]	During the measurement period, the Company completed the identification and measurement of intangible assets obtained with the acquisition.
[5]	The fair value of intangibles includes the intangible assets acquired and recognized by Avon before the allocation of the fair value, in the amount of R$ 291,235, plus the effects of the allocation of the fair values described below.
[6]	During the measurement period, the Company completed the identification and measurement of the contingent liabilities assumed evaluated as present obligations, as discussed above.
[7]	Contingent liabilities assumed in the acquisition that are considered present obligations arising from past events and that can be measured reliably were recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of IFRS 3, to a higher amount that would be recognized in accordance with IAS 37. The fair value of the contingent liabilities includes the liabilities assumed and recognized by Avon before the allocation of the fair value, in the amount of R$ 872,993, plus the effects of the allocation of the fair values, which totaled R$ 820,103. The main assumption for calculating the fair value of the contingent liabilities was the evaluation of the probability of loss of the possible and remote lawsuits.
[8]	Reflects tax effects arising from the adjustments identified in the measurement period.
[9]	Consists of deferred tax liabilities of approximately R$ 81,423 related to Avon opening balance and net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities of R$ 511,111.
[10]	Goodwill is attributable to strong market position and geographic regions and will result in a more diversified and balanced global portfolio, as well as expected future profitability and operational synergies, such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit, that is, deductible for tax purposes.